As filed with the Securities and Exchange Commission on May 19, 2011.
Registration No. 33-11371
1940 Act File No. 811-4982

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 58	☒
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 60	☒
(Check Appropriate box or boxes)

Heartland Group, Inc.
 (Exact Name of Registrant as Specified in Charter)

789 NORTH WATER STREET, SUITE 500
MILWAUKEE, WISCONSIN  53202
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (414) 347-7777

VINITA K. PAUL
Vice President and Chief Compliance Officer
Heartland Group, Inc.
789 North Water Street, Suite 500
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copy to:
Fredrick G. Lautz, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective (check appropriate box):
☒ immediately upon filing pursuant to paragraph (b)
☐  on [date] pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin on the 19 day of May 2011.

Heartland Group, Inc. By /s/ David C. Fondrie David C. Fondrie Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below on this 19 day of May, 2011 by the following persons in the capacities indicated.

SIGNATURE	TITLE

/s/ David C. Fondrie	Chief Executive Officer
David C. Fondrie

/s/ Katherine M. Jaworski	Treasurer and Principal Accounting Officer (Chief Financial and Accounting Officer)
Katherine M. Jaworski

/s/ William J. Nasgovitz	Director and President
William J. Nasgovitz

/s/ Robert A. Rudell*	Director
Robert A. Rudell

/s/ Dale J. Kent*	Director
Dale J. Kent

/s/ Michael D. Dunham*	Director
Michael D. Dunham

/s/ Ward D. Armstrong*	Director
Ward D. Armstrong

/s/ Kenneth A. Kavajecz*	Director
Kenneth A. Kavajecz

*By:	/s/ Paul T. Beste
Paul T. Beste

Pursuant to Powers of Attorney

EXHIBIT INDEX

Index No.	Description of Exhibit

EX- 101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase